Federal Home Loan Bank Advances	12 Months Ended
Dec. 31, 2016
Banking And Thrift [Abstract]
Federal Home Loan Bank Advances

Note 20—Federal Home Loan Bank Advances

On January 12, 2016, the Federal Housing Finance Agency (“FHFA”) issued a final rule establishing new requirements for membership in the Federal Home Loan Banks. The final rule excludes captive insurance companies such as the Company’s insurance subsidiary, Copper Insurance, LLC, from membership.

For captive insurance companies that became members since the rule was proposed in 2014, including Copper Insurance, LLC, membership must be terminated within one year, and no additional advances may be made. Accordingly, the Company has repaid all of the advances outstanding as of December 31, 2016.

The FHLB advances are summarized below:

	Year ended December 31,
	2016	2015
	(dollars in thousands)
Weighted-average interest rate	0.49%	0.30%
Average balance	$24,375	$89,512
Total interest expense	$122	$275
Maximum daily amount outstanding	$201,130	$196,100

	December 31,
	2016	2015
	(dollars in thousands)
Carrying value	$—	$183,000
Weighted-average interest rate	—	0.30%
Fair value of assets securing FHLB advances:
Mortgage-backed securities	$—	$8,720
Mortgage loans acquired for sale at fair value	$—	$63,993
Mortgage loans at fair value	$—	$134,172